Sandstorm deferred revenue (Narrative) (Details) - Sandstorm Gold Ltd [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
DisclosureOfDetailedInformationAboutAccrualsAndDeferredIncomeLineItems [Line Items]
Percentage of additional ounces of gold compounded annually	10.00%
Interest expense	$ 0.5
Bottom of range [Member]
DisclosureOfDetailedInformationAboutAccrualsAndDeferredIncomeLineItems [Line Items]
Percentage of reduced variable deliveries	2.00%
Top of range [member]
DisclosureOfDetailedInformationAboutAccrualsAndDeferredIncomeLineItems [Line Items]
Percentage of reduced variable deliveries	4.00%